Statements of Operations (USD $)	3 Months Ended		6 Months Ended		317 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
General and administrative	10,144	692	19,487	3,610	168,742
Total expenses	10,144	692	19,487	3,610	168,742
Net loss before other expense	(10,144)	(692)	(19,487)	(3,610)	(168,742)
Other income (expense)
Interest expense	(1,770)	(1,529)	(3,492)	(3,064)	(9,511)
Total other income (expense)	(1,770)	(1,529)	(3,492)	(3,064)	(9,511)
Loss from operations before income taxes	(11,914)	(2,221)	22,979	(6,674)	(178,253)
Income taxes	0	0	0	0	0
Net loss	$ (11,914)	$ (2,221)	$ (22,979)	$ (6,674)	$ (178,253)
Basic and diluted net loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding	19,150,000	19,150,000	19,150,000	19,150,000